Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value Through Profit or Loss (Detail) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Financial assets at fair value through profit or loss [abstract]
Financial assets mandatorily classified as at FVTPL Derivative financial assets - warrants	$ 60,004	$ 60,004